Consolidated Statements of Equity and Comprehensive Income (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash dividends declared, per share	$ 0.31	$ 0.28	$ 0.28